CITIGROUP [LOGO]





March 2, 2004


Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      ISI Strategy Fund, Inc.
         File Nos. 333-31127; 811-8291
         CIK: 0001041927


Ladies and Gentlemen:

On  behalf  of  ISI  Strategy  Fund,  Inc.,  a  Delaware  business  trust,  (the
"Registrant"), and pursuant to Rule 497(j) of the Securities Act of 1933 as amended (the "Act"), the form of Prospectus dated March 1, 2003, that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on March 1, 2004, accession number 0001275125-04-000040.

If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6611.


Sincerely,

/s/ Dana A. Lukens

Dana A. Lukens
Forum Administrative Services, LLC


FORUM  FINANCIAL  GROUP,  LLC  TWO  PORTLAND  SQUARE  PORTLAND,   ME  04101  TEL
207-879-1900 FAX 207-879-6050